Income Tax - Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Net exchange differences on translation of foreign operations	£ 10	£ (13)	£ 5
Fair value gain on other financial assets	(3)	(6)	(4)
Remeasurement of retirement benefit obligations	(61)	2	22
Tax benefit/(charge) recognised in other comprehensive income	£ (54)	£ (17)	£ 23